Balance Sheet components (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary of prepaid and other current assets
Prepaid and other current assets consist of the following as of June 30, 2021 and December 31, 2020 (in millions):

	June 30, 2021	December 31, 2020
Contract asset, current	$19.6	$23.8
Prepaid expenses	17.9	14.6
Value added tax (“VAT”) receivable	—	0.9
Other current assets	1.1	2.6

Total prepaid and other current assets	$38.6	$41.9

Prepaid and other current assets consist of the following as of December 31, 2020 and 2019 (in millions):

	2020	2019
Contract asset, current	$23.8	$32.5
Prepaid expenses	14.6	16.0
Value added tax (“VAT”) receivable	0.9	7.5
Other current assets	2.6	0.5

Total prepaid and other current assets	$41.9	$56.5

Schedule of allowance for doubtful accounts
The activity in the allowance for doubtful accounts for the six months ended June 30, 2021 and the year ended December 31, 2020 was as follows (in millions):

	June 30, 2021	December 31, 2020
Beginning balance	$1.4	$13.5
Write offs	—	(6.5)
Reversal of allowance for doubtful accounts	(0.8)	(5.5)
Foreign currency translation	0.2	(0.1)

Ending balance	$0.8	$1.4